Derivative Financial Instruments - Disclosure of Detailed Information of Derivative Liabilities (Details) $ in Thousands			12 Months Ended
	Dec. 31, 2022 USD ($) shares	Apr. 28, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares
Derivative Financial Instruments [Line Items]
Derivative liabilities	$ 10,705		$ 10,705		$ 84,857
Current	1,899		1,899		77,699
Non-current	8,806		8,806		7,158
Derivative financial liabilities	$ 10,705		$ 10,705		$ 84,857
Number of securities called by warrant (in shares) | shares	1	1
Equinox Gold
Derivative Financial Instruments [Line Items]
Percent of proceeds received from exercise of warrants			90.00%
Common Stock of Solaris
Derivative Financial Instruments [Line Items]
Number of securities called by warrant (in shares) | shares			0.25
Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Number of warrants (in shares) | shares	602,353		602,353		1,669,517		19,025,158
Weighted average exercise price (in dollars per share) | $ / shares				$ 5.30		$ 8.69		$ 14.00
$5.05 - $5.30 | Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Number of warrants (in shares) | shares	602,353		602,353
Weighted average exercise price (in dollars per share) | $ / shares				$ 5.30
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Derivative liabilities	$ 1,730		$ 1,730		$ 12,061
Current	1,204		1,204		11,489
Non-current	526		526		572
Derivative financial liabilities	1,730		1,730		12,061
Equinox Gold warrant liability
Derivative Financial Instruments [Line Items]
Derivative liabilities	695		695		5,177		$ 50,666
Derivative financial liabilities	695		695		5,177		50,666
Contingent consideration
Derivative Financial Instruments [Line Items]
Derivative liabilities	8,280		8,280		6,586
Derivative financial liabilities	8,280		8,280		6,586
Solaris warrant liability
Derivative Financial Instruments [Line Items]
Derivative liabilities	0		0		27,697		0
Derivative financial liabilities	0		0		27,697		0
Gold collars and forward contracts
Derivative Financial Instruments [Line Items]
Derivative liabilities	0		0		33,336		91,393
Derivative financial liabilities	$ 0		$ 0		$ 33,336		$ 91,393